Notes Payable (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021 (remainder of year)	$ 499,517	$ 663,339
2022	685,222	685,222
2023	707,826	707,826
2024	731,177	731,177
2025	496,064	496,064
Total	3,119,806	3,283,628
Less: Loan costs	(92,994)	(98,259)
Total	$ 3,026,812	$ 3,185,369